Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Option Activities and Changes	A summary of option activities during the year ended December 31, 2022 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2021	31,931	560.95	5.81	—	271.90
Granted	375,000	26.94	5.00	2,273	18.51
Exercised	(375,000)	26.94	5.00	(2,273)	18.51
Forfeited	(381)	560.95	—	—	271.90
Outstanding, December 31, 2022	31,550	560.95	4.81	—	271.90

Schedule of Estimated Fair Value of Options Granted Using Black-Scholes Model

The Company calculated the estimated fair value of the options on the grant date using Black-Scholes option pricing model, with the following assumptions used:

May 10,
Grant Dates	2022
Risk-free interest rate (1)	2.9%
Volatility (2)	73.2%
Expected dividend yield (3)	0%
Exercise price	26.94
Expected life (years) (4)	5.00
Fair value of underlying ordinary share	33.00

(1)
Risk-free interest rate was estimated based on the US Treasury constant maturity yield curve with a maturity that matches the expected term of the option.
(2)
The volatility was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718 and the daily share price volatility of comparable companies for an observation period that matches the life of options.
(3)
Expected dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.
(4)
Expected life was calculated based on the vesting period and contractual terms of the options.

Schedule of Share-based Compensation Expense Recognized

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	146	101	33
Sales and marketing expenses	14,278	(14)	4,166
General and administrative expenses	15,324	681	2,982
	29,748	768	7,181